Segment Reporting - Schedule of Total Assets (Details)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)
Total assets:
Security-related engineering services	$ 96,154,031		$ 88,179,851
Security guarding and screening services	23,982,864		20,227,255
Unallocated assets	36,941,065		6,033,013
Total assets	$ 157,077,960	$ 20,207,370	$ 114,440,119